Document and Entity Information	Sep. 18, 2026
Prospectus Line Items
Document Type	497
Document Period End Date	Sep. 18, 2026
Entity Central Index Key	0000795422
Amendment Flag	false
Registrant Name	Fidelity Advisor Series II
Entity Investment Company Type	N-1A